Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2021 USD ($)
Summary of Significant Accounting Policies [Abstract]
Number of segments	1	1
Cash deposit	$ 64,000	$ 500,000	$ 64,000	$ 500,000
Advertising expenses	300,000
Salary contribution	$ 25,320		$ 29,677		$ 14,512
Tax benefit percentage	50.00%	50.00%